UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09114

The Needham Funds, Inc.
(Exact name of registrant as specified in charter)

445 Park Avenue, New York, New York		10022-2606
(Address of principal executive offices)		(Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-625-7071

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2009

Item 1. Schedule of Investments.

Needham Growth Fund

Schedule of Investments

March 31, 2009 (Unaudited)

	Shares	Value
Common Stocks (88.5%)

Business Services (5.8%)
Dice Holdings, Inc.*	115,300	$320,534
Iron Mountain, Inc.*	170,000	3,768,900
Resources Connection, Inc.*	50,000	754,000
		4,843,434
Consumer Services (11.0%)
Avis Budget Group, Inc.*†	50,000	45,500
Carmax, Inc.*	265,000	3,296,600
Dick’s Sporting Goods, Inc.*	115,000	1,641,050
Luxottica Group SpA - ADR†	165,000	2,541,000
Morton’s Restaurant Group*	222,200	593,274
Whole Foods Market, Inc.	65,000	1,092,000
		9,209,424
Energy (1.8%)
Chesapeake Energy Corp.	90,000	1,535,400

Financial Services (2.7%)
Morgan Stanley	100,000	2,277,000

Healthcare Services (27.1%)
ArthroCare Corp.*	15,000	73,500
Cardiac Science Corp.*	975	2,935
CONMED Corp.*	125,000	1,801,250
Covidien Ltd.	43,750	1,454,250
Express Scripts, Inc.* †	115,000	5,309,550
Healthways, Inc.*	20,000	175,400
Merck & Co., Inc.	50,000	1,337,500
Omnicell, Inc.*	39,800	311,236
Schering-Plough Corp.	162,000	3,815,100
Thermo Fisher Scientific, Inc.*	115,000	4,102,050
UnitedHealth Group, Inc.	62,500	1,308,125
Varian Medical Systems, Inc.* †	100,000	3,044,000
		22,734,896
Industrial (0.9%)
Southwall Technologies, Inc.* †	728,000	382,928
Sypris Solutions, Inc.	418,700	414,513
		797,441
Oil & Gas - Exploration & Production (2.1%)
Transocean, Ltd*†	30,000	1,765,200

Software (3.3%)
Actuate Corp.*	321,854	984,873
Aspen Technology, Inc.*	250,000	1,747,500
		2,732,373
Technology (23.7%)
3Com Corp.*	475,000	1,467,750
Barco Industries NV	30,000	428,406
Brooks Automation, Inc.*	531,911	2,452,110
Cognex Corp.	20,000	267,000
Eclipsys Corp.*	100,000	1,014,000
Electro Scientific Industries, Inc.*	175,000	1,036,000
Entegris, Inc.*	100,000	86,000
FSI International, Inc.*	558,500	180,395
Intuit, Inc.*	135,000	3,645,000
Mattson Technology, Inc.*	91,000	76,531
Microsemi Corp.*	45,000	522,000
MKS Instruments, Inc.*	100,000	1,467,000
National Semiconductor Corp.	180,000	1,848,600
Newport Corp.*	237,600	1,050,192
Orbotech Ltd.*	148,600	563,194
Parametric Technology Corp.*	175,000	1,746,500
Quantel, SA	20,905	82,755
Seagate Technology	225,000	1,352,250
Semitool, Inc.* †	100,000	278,000
Vishay Intertechnology, Inc.* †	100,000	348,000
		19,911,683
Telecommunications/Cable (10.1%)
Airvana, Inc.* †	350,000	2,047,500
Comcast Corp., Class A	75,000	1,023,000
EMS Technologies, Inc.*	124,800	2,179,008
SoundBite Communications, Inc.*	100,000	145,000
ViaSat, Inc.*	150,000	3,123,000
		8,517,508
Total Common Stocks (Cost $99,440,286)		74,324,359

Short-Term Investments (10.4%)

Money Market Fund (10.4%)
Dreyfus Treasury Prime Cash Management, 0.09% (a) (Cost $8,736,865)	8,736,865	8,736,865

Warrants (0.0%)

Technology (0.0%)
Quantel, SA, Strike Price 10.00, Expires 6/30/10 (Cost $0)	20,905	28

Total Investments (98.9%) (Cost $108,177,151)		83,061,252

Total Securities Sold Short and Written Options (-4.6%) (Proceeds $3,275,111)		(3,833,961)

Other Assets in Excess of Liabilities (5.7%)		4,760,083

Net Assets (100.0%)		$83,987,374

(a) Rate disclosed is the seven day yield as of March 31, 2009.

*  Non-income producing security.

† Security position is either entirely or partially held in a segregated account as collateral for securities sold short and written options, aggregating a total market value of $2,881,244.

ADR  American Depositary Receipt.

NV  Naamloze Vennootschap (Dutch corporation)

SA  Société Anonyme (French corporation)

SpA  Società per Azìonì (Italian corporation)

See notes to Schedules of Investments.

Needham Growth Fund

Schedule of Securities Sold Short

March 31, 2009 (Unaudited)

	Shares	Value
Securities Sold Short and Written Options (-4.6%)

Securities Sold Short (-4.6%)

Airline (-1.1%)
Allegiant Travel Co.*	20,000	$909,200

Commercial Services (-0.4%)
HMS Holdings Corp.*	10,000	329,000

Financial Services (-1.3%)
Stifel Financial Corp.*	25,000	1,082,750

Healthcare Services (-0.7%)
Vnus Medical Technologies*	27,725	589,711

Retail (-1.1%)
Buffalo Wild Wings, Inc.*	25,000	914,500

Total Securities Sold Short (Proceeds $3,264,861)		3,825,161

	Contracts
Written Options (0.0%)

Call Options
Transocean Ltd, 04/18/2009 65.00 Call (Premium received $10,250) (a)	100	8,800

Total Securities Sold Short and Written Options (Proceeds $3,275,111)		3,833,961

Total Securities Sold Short and Written Options (-4.6%)		(3,833,961)
Total Investments (98.9%)		83,061,252

Other Assets in Excess of Liabilities (5.7%)		4,760,083

Net Assets (100.0%)		$83,987,374

* Non-income producing security.

(a) Each contract is equivalent to 100 shares.

See notes to Schedules of Investments.

Needham Aggressive Growth Fund

Schedule of Investments

March 31, 2009 (Unaudited)

	Shares	Value
Common Stocks (68.3%)

Business Services (9.3%)
Constant Contact, Inc.*	5,000	$69,950
Dice Holdings, Inc.*	17,300	48,094
Iron Mountain, Inc.*	20,000	443,400
Resources Connection, Inc.*†	21,250	320,450
		881,894
Consumer Services (6.6%)
Carmax, Inc.*	5,000	62,200
Dick’s Sporting Goods, Inc.*	19,500	278,265
Luxottica Group SpA - ADR	12,500	192,500
Morton’s Restaurant Group*	20,000	53,400
Whole Foods Market, Inc.	2,500	42,000
		628,365
Financial Services (0.8%)
FCStone Group, Inc.*	35,000	79,800

Healthcare Services (20.9%)
Alliance HealthCare Service, Inc.*	5,000	34,000
Cardiac Science Corp.*	20,325	61,178
Express Scripts, Inc.*	9,000	415,530
Gilead Sciences, Inc.*	15,000	694,800
LeMaitre Vascular, Inc.*†	85,700	197,110
Natus Medical, Inc.*	10,000	85,100
Omnicell, Inc.*	13,700	107,134
Varian Medical Systems, Inc.*	10,000	304,400
Volcano Corp.*	5,000	72,750
		1,972,002
Industrial (4.1%)
Precision Castparts Corp.	6,000	359,400
Quixote Corp.	7,538	26,157
		385,557
Software (1.6%)
Actuate Corp.*†	50,000	153,000

Technology (18.6%)
Apple, Inc.*	3,000	315,360
AuthenTec, Inc.*	25,000	37,000
Autodesk, Inc.*	10,000	168,100
Dolby Laboratories, Inc.*†	9,945	339,224
Eclipsys Corp.*	20,000	202,800
Entegris, Inc.*	25,000	21,500
Mattson Technology, Inc.*	9,000	7,569
Microsemi Corp.*	14,000	162,400
Parametric Technology Corp.*	20,000	199,600
Quantel, SA	10,210	40,417
Trimble Navigation Ltd.*	17,500	267,400
		1,761,370
Telecommunications/Cable (6.4%)
Airvana, Inc.*†	50,000	292,500
ViaSat, Inc.*	15,000	312,300
		604,800
Total Common Stocks (Cost $6,243,938)		6,466,788

Short-Term Investments (31.7%)

Money Market Fund (31.7%)
Dreyfus Treasury Prime Cash Management, 0.09% (a) (Cost $2,998,725)	2,998,725	2,998,725

Warrants (0.0%)

Technology (0.0%)
Quantel, SA, Strike Price 10.00, Expires 6/30/10 (Cost $0)	10,210	14

Total Investments (100.0%) (Cost $9,242,663)		9,465,527

Total Securities Sold Short (-0.7%) (Proceeds $69,619)		(69,659)

Other Assets in Excess of Liabilities (0.7%)		69,568

Net Assets (100.0%)		$9,465,436

(a) Rate disclosed is the seven day yield as of March 31, 2009.

*  Non-income producing security.

† Security position is either entirely or partially held in a segregated account as collateral for securities sold short, aggregating a total market value of $843,767.

ADR American Depositary Receipt.

SA  Société Anonyme (French corporation)

SpA  Società per Azìonì (Italian corporation)

See notes to Schedules of Investments.

Needham Aggressive Growth Fund

Schedule of Securities Sold Short

March 31, 2009 (Unaudited)

	Shares	Value
Securities Sold Short (-0.7%)

Healthcare Services (-0.7%)
Vnus Medical Technologies*	3,275	$69,659

Total Securities Sold Short (Proceeds $69,619)		69,659

Total Securities Sold Short (-0.7%)		(69,659)

Total Investments (100.0%)		9,465,527

Other Assets in Excess of Liabilities (0.7%)		69,568

Net Assets (100.0%)		$9,465,436

* Non-income producing security.

See notes to Schedules of Investments.

Needham Small Cap Growth Fund

Schedule of Investments

March 31, 2009 (Unaudited)

	Shares	Value
Common Stocks (48.5%)

Business Services (1.5%)
Ritchie Brothers Auctioneers, Inc.†	5,000	$92,950

Defense (3.3%)
ICx Technologies Inc.*†	35,000	141,750
iRobot Corp.*†	7,500	57,000
		198,750
Healthcare Services (5.5%)
CONMED Corp.*†	10,000	144,100
Express Scripts, Inc.*	4,000	184,680
Solta Medical, Inc.*†	9,000	5,760
		334,540
Oil & Gas - Exploration & Production (0.6%)
Compton Petroleum Corp.*†	50,000	33,000

Software (3.4%)
Aspen Technology, Inc.*†	25,000	174,750
PDF Solutions, Inc.*†	20,000	31,600
		206,350
Technology (21.9%)
Brooks Automation, Inc.*†	5,000	23,050
Cognex Corp.†	10,000	133,500
Eclipsys Corp.*†	10,000	101,400
Entegris, Inc.*†	50,000	43,000
Hutchinson Tech, Inc.*†	2,500	6,500
Mattson Technology, Inc.*†	30,000	25,230
MKS Instruments, Inc.*†	15,000	220,050
Netezza Corp.*†	10,000	68,000
NetScout Systems, Inc.*	5,000	35,800
Newport Corp.*	5,000	22,100
PLX Technology, Inc*†	30,000	65,100
Seagate Technology†	30,000	180,300
Semitool, Inc.*†	30,000	83,400
STEC, Inc.*†	20,000	147,400
Super Micro Computer, Inc.*†	20,000	98,400
Trimble Navigation Ltd.*†	5,000	76,400
		1,329,630
Telecommunications/Cable (12.3%)
Acme Packet, Inc.*†	15,000	91,050
Airvana, Inc.*†	30,000	175,500
Anaren, Inc.*†	10,000	109,400
Aruba Networks, Inc.*†	20,400	64,056
EMS Technologies, Inc.*	2,500	43,650
SoundBite Communications, Inc.*†	40,000	58,000
ViaSat, Inc.*†	10,000	208,200
		749,856
Total Common Stocks (Cost $2,956,365)		2,945,076

Short-Term Investments (54.2%)

Money Market Fund (54.2%)
Dreyfus Treasury Prime Cash Management, 0.09% (a) (Cost $3,296,473)	3,296,473	3,296,473

Total Investments (102.7%) (Cost $6,252,838)		6,241,549

Total Securities Sold Short (-4.6%) (Proceeds $210,117)		(278,620)

Other Assets in Excess of Liabilities (1.9%)		112,731

Net Assets (100.0%)		$6,075,660

(a) Rate disclosed is the seven day yield as of March 31, 2009.

*  Non-income producing security.

†  Security position is either entirely or partially held in a segregated account as collateral for securities sold short, aggregating a total market value of $2,499,048.

See notes to Schedules of Investments.

Needham Small Cap Growth Fund

Schedule of Securities Sold Short

March 31, 2009 (Unaudited)

	Shares	Value
Securities Sold Short (-4.6%)

Airline (-0.8%)
Allegiant Travel Co.*	1,000	$45,460

Consumer Products (-1.7%)
The Scotts Miracle-Gro Co.	3,000	104,100

Retail (-2.1%)
Buffalo Wild Wings, Inc.*	2,000	73,160
Panera Bread Co., Class A*	1,000	55,900
		129,060
Total Securities Sold Short (Proceeds $210,117)		278,620

Total Securities Sold Short (-4.6%)		(278,620)

Total Investments (102.7%)		6,241,549

Other Assets in Excess of Liabilities (1.9%)		112,731

Net Assets (100.0%)		$6,075,660

*  Non-income producing security.

See notes to Schedules of Investments.

Needham Funds

Notes to Schedules of Investments

March 31, 2009

(Unaudited)

1. Organization

Needham Growth Fund (“NGF”), Needham Aggressive Growth Fund (“NAGF”) and Needham Small Cap Growth Fund (“NSCGF”) (each, a “Portfolio” and collectively, the “Portfolios”), are portfolios of The Needham Funds, Inc. (the “Fund”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a non-diversified, open-end management investment company. The Fund was organized as a Maryland corporation on October 12, 1995.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its Schedules of Investments and Securities Sold Short (“Schedules”).  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).   The preparation of the Schedules requires management to make estimates and assumptions that affect the reported amounts at the date of the Schedules.  Actual results could differ from those estimates.

Security Valuation: Investments in securities (including options) listed or traded on a nationally recognized securities exchange are valued at the last quoted sales price on the date the valuations are made. Portfolio securities and options positions for which market quotations are readily available are stated at the NASDAQ Official Closing Price or the last sale price reported by the principal exchange for each such security as of the exchange’s close of business, as applicable. Securities and options for which no sale has taken place during the day and securities which are not listed on an exchange are valued at the mean of the current closing bid and asked prices. All other securities for which market prices are not readily available are valued at their fair value in accordance with Fair Value Procedures established by the Board of Directors (the “Board”). The Fund’s Fair Value Procedures are implemented and monitored by a Valuation Committee (the “Committee”) designated by the Board. When a security is valued in accordance with the Fair Value Procedures, the Committee determines a value after taking into consideration any relevant information that is reasonably available to the Committee. Some of the more common reasons that may necessitate that a security be valued pursuant to these Fair Value Procedures include, but are not limited to: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. The assets of each Portfolio may also be valued on the basis of valuations provided by a pricing service approved by, or on behalf of, the Board.

Investment Transactions: Changes in holdings of portfolio securities for the Portfolios shall be reflected no later than in the first calculation on the first business day following the trade date for purposes of calculating each Portfolio’s daily net asset value per share. For quarter ends, portfolio security transactions are reported on the trade date of the last business day of the reporting period. The cost (proceeds) of investments sold (bought to cover) is determined on a specific identification basis for the purpose of determining gains or losses on sales and buys to cover short positions. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Foreign Currency: Foreign currency amounts are translated into U.S. dollars as follows: (i) assets and liabilities at the rate of exchange at the end of the respective period; and (ii) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments. Principal risks associated with such transactions include the movement in value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform.

The Portfolios may also invest in forward currency contracts. Fluctuations in the value of such forward currency transactions are recorded daily as unrealized gain or loss; realized gain or loss includes net gain or loss on transactions that have terminated by settlement or by the Portfolio entering into offsetting commitments. These instruments involve market risk, credit risk, or both kinds of risks. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. There were no forward currency contract transactions by the Portfolios during the quarter ended March 31, 2009.

Needham Funds

Notes to Schedules of Investments, (continued)

March 31, 2009

(Unaudited)

Fair Value Measurements: Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”) establishes a single authoritative definition of fair value. This standard sets out a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosures about fair value measurements. SFAS 157 applies to fair value measurements already required or permitted by existing standards.

One key component of the implementation of SFAS 157 includes the development of a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•                  Level 1 — quoted prices in active markets for identical assets.

•                  Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.).

•                  Level 3 — significant unobservable inputs (which may include the Portfolios’ own assumptions in determining the fair value of investments).

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary categorization, as of March 31, 2009, of each Portfolio’s investments based on the level of inputs utilized in determining the value of such investments:

	LEVEL 1 – Quoted Prices
	Investment	Other Financial
	Securities	Instruments*
NGF	$83,061,252	$(3,833,961)
NAGF	9,465,527	(69,659)
NSCGF	6,241,549	(278,620)

* Other financial instruments would include any derivative instruments not reflected in the Schedule of Investments, such as securities sold short, written options, futures contracts and swap agreements.

3. Derivative Instruments and Hedging Activities

Effective for the quarter ended March 31, 2009, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about each Portfolio’s derivative and hedging activities, including how such activities are accounted for and their effect on the Portfolio’s financial position, performance and cash flows. In accordance with SFAS 161, the Funds have included disclosures related to derivative activities for the quarter, consisting of written options, in Note 6.

4. Temporary Borrowings

The Fund has entered into an agreement with Custodial Trust Company (“CTC”) for temporary borrowing purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is calculated daily based on the Federal Funds Rate plus one percent. Each Portfolio may borrow from banks up to 25% of its total assets and may pledge its assets in connection with these borrowings, provided that no additional investments shall be made while borrowings exceed 5% of total assets.

There were no outstanding borrowings by the Portfolios for quarter ended March 31, 2009.

Needham Funds

Notes to Schedules of Investments, (continued)

March 31, 2009

(Unaudited)

5. Repurchase Agreements

The Portfolios will only enter into repurchase agreements where (i) the underlying securities are of the type which the Portfolio’s investment policies would allow the Portfolio to purchase directly, (ii) the market value of the underlying security, including accrued interest, will at all times be equal to or exceed the fair or market value of the repurchase agreement, and (iii) payment for the underlying securities is made only upon physical delivery or evidence of book-entry transfer to the account of the custodian or a bank acting as agent. A Portfolio will not enter into a repurchase agreement with a maturity of more than seven business days if, as a result, more than 15% of the value of its net assets would then be invested in such repurchase agreements and other illiquid securities.

The repurchase price generally equals the price paid by the Portfolio plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. Repurchase agreements will be fully collateralized at all times.

There were no repurchase agreement transactions by the Portfolios for the quarter ended March 31, 2009.

6. Option Transactions

Each Portfolio may invest in options contracts to reduce its exposure to fluctuations in the prices of portfolio securities and to prevent losses if the prices of such securities decline. Similarly, such investments may protect a Portfolio against fluctuations in the value of securities in which the Portfolio is about to invest.

The Portfolios may write call and put options on securities they own or have the right to acquire, and may purchase put and call options on individual securities and indices written by others. Put and call options give the holder the right to sell or purchase, respectively, a specified amount of a security at a specified price on or before a certain date.

The Portfolios are subject to market risk associated with changes in the value of the underlying financial instrument, as well as the risk of loss of appreciation if a counterparty fails to perform. For exchange-traded contracts, the exchange acts as the counterparty to specific transactions, and therefore bears the risk of delivery to and from counterparties of specific positions.

Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premium paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Options on stock indices differ from options on securities in that the exercise of an option on a stock index does not involve delivery of the actual underlying security and is settled in cash only.

When a Portfolio writes an option, the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options which have expired are recorded by the Portfolio on the expiration date as realized gains from option transactions. When a Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain or loss equal to the difference between the cost of a closing purchase transaction and the premium received when the option was written. If a written call option is exercised, the premium received is added to the proceeds from the sale of the underlying security in determining whether the Portfolio has a realized gain or loss. If a written put option is exercised, the premium received reduces the cost basis of the securities purchased. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security underlying the written option.

In the normal course of business, certain Portfolios may trade and hold certain fair-valued derivative contracts which constitute guarantees under FASB Interpretation No. 45. Such contracts include written options where a Portfolio would be obligated to purchase or sell a specified security at a specified price if the option is exercised by the counterparty. The maximum payouts for these contracts are limited to the number of contracts written and the related strike price. The maximum payout amount could be offset by the subsequent sale of assets obtained via the execution of a payout event.

Needham Funds

Notes to Schedules of Investments, (continued)

March 31, 2009

(Unaudited)

Written option activity for the quarter ended March 31, 2009 was as follows:

NGF	Number of Contracts	Premiums Received
Options outstanding at December 31, 2008	—	$—
Options written	430	47,525
Options expired	(330)	(37,275)
Options covered	—	—
Options outstanding at March 31, 2009	100	$10,250

NAGF	Number of Contracts	Premiums Received
Options outstanding at December 31, 2008	—	$—
Options written	18	2,115
Options expired	(18)	(2,115)
Options covered	—	—
Options outstanding at March 31, 2009	—	$—

NSCGF had no written options during the quarter ended March 31, 2009.

7. Short Sale Transactions

During the quarter ended March 31, 2009, each Portfolio sold securities short. Upon selling a security short, the Portfolios record a receivable for the settlement amount and a corresponding liability, which is marked-to-market to reflect current value. Certain securities owned by each respective Portfolio are segregated as collateral while the short sales are outstanding. At March 31, 2009, the market value of securities separately segregated to cover short positions was approximately $2,881,244, $843,767 and $2,499,048 for NGF, NAGF and NSCGF, respectively.  Securities sold short at March 31, 2009 and their related market values and proceeds are set forth in the preceding Schedule of Securities Sold Short.

8. Indemnification

Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. Federal Income Taxes

As of March 31, 2009, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, including proceeds from securities sold short and written options, for federal income tax purposes were as follows:

				Net
		Gross	Gross	Unrealized
Portfolio	Cost	Unrealized Appreciation	Unrealized Depreciation	Appreciation (Depreciation)
NGF	$105,000,422	$11,159,454	$(36,932,585)	$(25,773,131)
NAGF	9,173,044	1,421,764	(1,198,940)	222,824
NSCGF	6,049,665	287,530	(374,266)	(86,736)

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Needham Funds, Inc.

By (Signature and Title)	/s/ George A. Needham
George A. Needham, President (Principal Executive Officer)

Date	May 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ George A. Needham
George A. Needham, President (Principal Executive Officer)

Date	May 29, 2009

By (Signature and Title)	/s/ Glen W. Albanese
Glen W. Albanese, Treasurer and Secretary (Principal Financial Officer)

Date	May 29, 2009